Operating assets and liabilities, Property, Plant and Equipment (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)	[1]	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Movement in carrying amounts [Abstract]
Balance	$ 62,638			$ 57,616
Additions	24,476			11,478
Transfer of maintenance spares				953
Transfer into/ (out of) capital WIP	0			0
Depreciation expense	(9,089)			(7,382)	$ (6,919)
Transfer to inventories	(943)
Impairment and write-offs	(77,175)			0
Transfer from intangible assets	103
Disposals/write-offs	(10)			(27)
Balance	0	$ 0		62,638	57,616
Capital commitments for manufacturing equipment	9,200			3,600
Gross Cost [Member]
Movement in carrying amounts [Abstract]
Balance	94,568
Balance	117,137			94,568
Accumulated Depreciation [Member]
Movement in carrying amounts [Abstract]
Balance	(31,930)
Impairment and write-offs	18,854
Balance	(40,515)			(31,930)
Impairment [Member]
Movement in carrying amounts [Abstract]
Impairment and write-offs	(76,622)
Capital Works in Progress [Member]
Movement in carrying amounts [Abstract]
Balance	17,095			18,950
Additions	24,476			11,478
Transfer of maintenance spares				0
Transfer into/ (out of) capital WIP	(18,841)			(13,306)
Depreciation expense	0			0
Transfer to inventories	(943)
Impairment and write-offs	(21,890)
Transfer from intangible assets	103
Disposals/write-offs	0			(27)
Balance	0			17,095	18,950
Capital Works in Progress [Member] | Gross Cost [Member]
Movement in carrying amounts [Abstract]
Balance	17,095
Balance	21,569			17,095
Capital Works in Progress [Member] | Accumulated Depreciation [Member]
Movement in carrying amounts [Abstract]
Balance	0
Balance	0			0
Capital Works in Progress [Member] | Impairment [Member]
Movement in carrying amounts [Abstract]
Impairment and write-offs	(21,569)
Leasehold Improvements [Member]
Movement in carrying amounts [Abstract]
Balance	4,197			4,294
Additions	0			0
Transfer of maintenance spares				0
Transfer into/ (out of) capital WIP	0			189
Depreciation expense	(663)			(286)
Transfer to inventories	0
Impairment and write-offs	(3,534)
Transfer from intangible assets	0
Disposals/write-offs	0			0
Balance	0			4,197	4,294
Leasehold Improvements [Member] | Gross Cost [Member]
Movement in carrying amounts [Abstract]
Balance	5,839
Balance	5,839			5,839
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Movement in carrying amounts [Abstract]
Balance	(1,642)
Balance	(2,305)			(1,642)
Leasehold Improvements [Member] | Impairment [Member]
Movement in carrying amounts [Abstract]
Impairment and write-offs	(3,534)
Manufacturing Equipment [Member]
Movement in carrying amounts [Abstract]
Balance	34,173			26,384
Additions	0			0
Transfer of maintenance spares				953
Transfer into/ (out of) capital WIP	17,113			11,233
Depreciation expense	(4,994)			(4,397)
Transfer to inventories	0
Impairment and write-offs	(46,282)
Transfer from intangible assets	0
Disposals/write-offs	(10)			0
Balance	0			34,173	26,384
Manufacturing Equipment [Member] | Gross Cost [Member]
Movement in carrying amounts [Abstract]
Balance	52,640
Balance	69,671			52,640
Manufacturing Equipment [Member] | Accumulated Depreciation [Member]
Movement in carrying amounts [Abstract]
Balance	(18,467)
Balance	(23,442)			(18,467)
Manufacturing Equipment [Member] | Impairment [Member]
Movement in carrying amounts [Abstract]
Impairment and write-offs	(46,229)
Tooling [Member]
Movement in carrying amounts [Abstract]
Balance	6,070			6,708
Additions	0			0
Transfer of maintenance spares				0
Transfer into/ (out of) capital WIP	1,580			1,709
Depreciation expense	(2,843)			(2,347)
Transfer to inventories	0
Impairment and write-offs	(4,807)
Transfer from intangible assets	0
Disposals/write-offs	0			0
Balance	0			6,070	6,708
Tooling [Member] | Gross Cost [Member]
Movement in carrying amounts [Abstract]
Balance	16,034
Balance	16,984			16,034
Tooling [Member] | Accumulated Depreciation [Member]
Movement in carrying amounts [Abstract]
Balance	(9,964)
Balance	(12,332)			(9,964)
Tooling [Member] | Impairment [Member]
Movement in carrying amounts [Abstract]
Impairment and write-offs	(4,652)
Other Equipment [Member]
Movement in carrying amounts [Abstract]
Balance	1,103			1,280
Additions	0			0
Transfer of maintenance spares				0
Transfer into/ (out of) capital WIP	148			175
Depreciation expense	(589)			(352)
Transfer to inventories	0
Impairment and write-offs	(662)
Transfer from intangible assets	0
Disposals/write-offs	0			0
Balance	0			1,103	$ 1,280
Other Equipment [Member] | Gross Cost [Member]
Movement in carrying amounts [Abstract]
Balance	2,960
Balance	3,074			2,960
Other Equipment [Member] | Accumulated Depreciation [Member]
Movement in carrying amounts [Abstract]
Balance	(1,857)
Balance	(2,436)			$ (1,857)
Other Equipment [Member] | Impairment [Member]
Movement in carrying amounts [Abstract]
Impairment and write-offs	$ (638)

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars